Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property and equipment, net
Property and equipment, net

6    Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Computers and equipment	55,502	61,180
Leasehold improvement	35,807	43,360
Furniture and fixtures	7,636	9,797
Vehicle	—	228
Total	98,945	114,565
Less: Accumulated depreciation	(49,936)	(79,224)
Property and equipment, net	49,009	35,341

For the years ended December 31, 2016, 2017 and 2018, depreciation expenses amounted to RMB15,537,  RMB26,132 and RMB29,288, respectively.